Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 5 — Property and Equipment

Property and equipment consisted of the following at December 31:

	2014	2013

Office Equipment	$193,669	$1,506
Furniture and Fixtures	4,416	4,416
Leasehold Improvements	22,131	22,131
Motor Vehicles	210,846	127,020
	431,062	155,073
Less: Accumulated Depreciation	(108,913)	(38,654)
	$322,149	$116,419

Depreciation expense was $77,224, $24,284, and $13,250 for the years ended December 31, 2014, 2013 and 2012, respectively.